BANK LOANS (Details Narrative)			12 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset			$ 4,589,678		$ 5,170,395
Repayments of Debt			353,860	¥ 2,370,129
Interest expense			471,443		460,905	$ 239,326
Capitalized interest			90,775		145,620
Long term debt			6,884,534
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from Loans	$ 7,500,000	¥ 50,000,000
Debt Instrument, Description	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points
Loans Payable to Bank			6,320,534		$ 7,354,024
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 564,000
Meijia [Member]
Line of Credit Facility [Line Items]
[custom:LoansReceivableCollateralForSecuredBorrowings-0]	$ 4,500,000						¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
[custom:LoansReceivableCollateralForSecuredBorrowings-0]	3,000,000.0						¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset	2,000,000.0
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating Lease, Right-of-Use Asset	$ 5,400,000